Consolidated Statement Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Cash dividends declared, per share	$ 1.18	$ 1.14	$ 1.10